RELATED PARTY TRANSACTIONS (Due from Related Parties) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Online Education School of Dongbei University of Finance and Economics [Member] CNY		Dec. 31, 2011 Online Education School of Dongbei University of Finance and Economics [Member] CNY		Dec. 31, 2012 Online Education School of Renmin University of China [Member] CNY		Dec. 31, 2011 Online Education School of Renmin University of China [Member] CNY		Dec. 31, 2012 Online Education School of Chongqing University [Member] CNY		Dec. 31, 2011 Online Education School of Chongqing University [Member] CNY		Dec. 31, 2012 Online Education School Of China Agricultural University [Member] CNY		Dec. 31, 2011 Online Education School Of China Agricultural University [Member] CNY		Dec. 31, 2012 Online Education School of Beijing Language and Culture University [Member] CNY		Dec. 31, 2011 Online Education School of Beijing Language and Culture University [Member] CNY		Dec. 31, 2012 Online Education School of Guangxi Radio and TV University [Member] CNY		Dec. 31, 2011 Online Education School of Guangxi Radio and TV University [Member] CNY		Dec. 31, 2012 Online Education School of Fujian Radio and TV University [Member] CNY		Dec. 31, 2011 Online Education School of Fujian Radio and TV University [Member] CNY		Dec. 31, 2012 Zhejiang Normal University [Member] CNY		Dec. 31, 2011 Zhejiang Normal University [Member] CNY
Related Party Transaction [Line Items]
Amounts due from related party-current	$ 41,762	260,184	238,016	31,272	[1]	11,418	[1]	71,361	[1]	98,158	[1]	107,396	[1],[2]	87,756	[1],[2]	72,768	[1]	22,837	[1]	14,133	[1]	15,633	[1]	325	[1]	296	[1]	2,920	[1]	1,918	[1]	1,988	[1]	[1]
Amounts due from related party - non-current	$ 6,739	41,979										41,979

[1]	The fees for services provided to the online schools are collected on a periodic basis. The excess amount of revenue recognized over the cash collection is recorded as amounts due from related parties.
[2]	The amounts due from Online Education School of Chongqing University includes RMB41,979 of amounts due from related party-non-current.